Business Combinations (Details) - USD ($)			3 Months Ended								12 Months Ended
	Jan. 20, 2020	Nov. 26, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Acquisition Cost Of Acquired Entities and Interest in Affiliates											$ 9,000,000	$ 30,783,000,000	$ 25,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt							$ 7,784,000,000					7,784,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable												7,960,000,000
Proceeds from Issuance of Debt												11,000,000,000.0
Proceeds from Debt, Net of Issuance Costs												10,900,000,000
Goodwill, Acquired During Period											75,000,000
Contractual Obligation			$ 1,408,000,000				1,705,000,000				1,408,000,000	1,705,000,000
Contractual Obligation, Consumed in Current Year											345,000,000	252,000,000
Contractual Obligation, Due in Next Fiscal Year			263,000,000								263,000,000
Contractual Obligation, Due in Second Year			189,000,000								189,000,000
Contractual Obligation, Due in Third Year			148,000,000								148,000,000
Contractual Obligation, Due in Fourth Year			118,000,000								118,000,000
Contractual Obligation, Due in Fifth Year			127,000,000								127,000,000
Operating profit											4,914,000,000	2,877,000,000	2,989,000,000
Revenues			11,694,000,000	$ 11,373,000,000	$ 11,329,000,000	$ 10,953,000,000	10,121,000,000	$ 8,412,000,000	$ 8,333,000,000	$ 7,836,000,000	45,349,000,000	34,701,000,000	29,713,000,000
Assets held for sale							175,000,000					175,000,000
Dispositions of businesses											134,000,000	74,000,000	19,000,000
Liabilities held for sale			0				40,000,000				0	40,000,000
BAE Systems sale of assets agreement	$ 1,930,000,000
Goodwill			36,609,000,000				36,590,000,000				36,609,000,000	36,590,000,000
Goodwill, Translation and Purchase Accounting Adjustments											(56,000,000)
Finite-Lived Intangible Assets, Gross			25,935,000,000				24,864,000,000				25,935,000,000	24,864,000,000
Finite-Lived Intangible Assets, Accumulated Amortization			(4,838,000,000)				(3,594,000,000)				(4,838,000,000)	(3,594,000,000)
Indefinite-lived Intangible Assets (Excluding Goodwill)			3,376,000,000				3,372,000,000				3,376,000,000	3,372,000,000
Intangible Assets, Gross (Excluding Goodwill)			29,311,000,000				28,236,000,000				29,311,000,000	28,236,000,000
Amortization of Intangible Assets											1,244,000,000	736,000,000	587,000,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			1,248,000,000								1,248,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two			1,249,000,000								1,249,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three			1,283,000,000								1,283,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four			1,290,000,000								1,290,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five			1,277,000,000								1,277,000,000
Business Combination, Acquisition Related Costs											40,000,000	112,000,000	39,000,000
Pratt and Whitney [Member]
Business Acquisition [Line Items]
Goodwill, Acquired During Period											0
Operating profit											1,668,000,000	1,269,000,000	1,300,000,000
Revenues											20,892,000,000	19,397,000,000	16,160,000,000
Goodwill			1,563,000,000				1,567,000,000				1,563,000,000	1,567,000,000
Goodwill, Translation and Purchase Accounting Adjustments											(4,000,000)
Collins Aerospace Systems [Member]
Business Acquisition [Line Items]
Goodwill, Acquired During Period											75,000,000
Operating profit											4,100,000,000	2,303,000,000	2,191,000,000
Revenues											26,028,000,000	16,634,000,000	14,691,000,000
Goodwill			35,025,000,000				35,002,000,000				35,025,000,000	35,002,000,000
Goodwill, Translation and Purchase Accounting Adjustments											(52,000,000)
Goodwill, Purchase Accounting Adjustments											475,000,000
Total Segments [Member]
Business Acquisition [Line Items]
Goodwill, Acquired During Period											75,000,000
Operating profit											5,768,000,000	3,572,000,000	3,491,000,000
Revenues											46,920,000,000	36,031,000,000	30,851,000,000
Goodwill			36,588,000,000				36,569,000,000				36,588,000,000	36,569,000,000
Goodwill, Translation and Purchase Accounting Adjustments											(56,000,000)
Eliminations and other [Member]
Business Acquisition [Line Items]
Goodwill, Acquired During Period											0
Operating profit											(339,000,000)	(220,000,000)	(63,000,000)
Revenues											(1,571,000,000)	(1,330,000,000)	(1,138,000,000)
Goodwill			21,000,000				21,000,000				21,000,000	21,000,000
Goodwill, Translation and Purchase Accounting Adjustments											0
Property, Plant and Equipment [Member]
Business Acquisition [Line Items]
Assets held for sale							37,000,000					37,000,000
Inventories [Member]
Business Acquisition [Line Items]
Assets held for sale							51,000,000					51,000,000
Customer Relationships [Member]
Business Acquisition [Line Items]
Goodwill, Purchase Accounting Adjustments											400,000,000
Finite-Lived Intangible Assets, Gross			21,026,000,000				20,308,000,000				21,026,000,000	20,308,000,000
Finite-Lived Intangible Assets, Accumulated Amortization			(3,884,000,000)				(2,913,000,000)				$ (3,884,000,000)	(2,913,000,000)
Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life											32 years
Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life											1 year
Patents & trademarks [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross			47,000,000				47,000,000				$ 47,000,000	47,000,000
Finite-Lived Intangible Assets, Accumulated Amortization			(34,000,000)				(32,000,000)				$ (34,000,000)	(32,000,000)
Patents & trademarks [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life											30 years
Patents & trademarks [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life											5 years
Collaboration [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross			4,862,000,000				4,509,000,000				$ 4,862,000,000	4,509,000,000
Finite-Lived Intangible Assets, Accumulated Amortization			(920,000,000)				$ (649,000,000)				(920,000,000)	(649,000,000)
Rockwell Collins [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		$ 5,530,000,000
Business Acquisition Cash Paid Per Share												93.33
Business Acquisition UTC stock payable												0.37525
Payments to Acquire Businesses, Gross		15,500,000,000										15,533,000,000
Payments to Acquire Businesses, Net of Cash Acquired		$ 14.9
Stock Issued During Period, Shares, Acquisitions		62,200,000
Noncash or Part Noncash Acquisition, Debt Assumed		$ 7,800,000,000
Noncash or Part Noncash Acquisition, Value of Assets Acquired		30,600,000,000
Stock Issued During Period, Value, Acquisitions												7,960,000,000
Business Combination, Consideration Transferred												23,493,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		640,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		1,659,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		1,487,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, contract with customer asset, current		320,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		251,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent		38,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		1,542,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		1,870,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		217,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		17,344,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt		2,254,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		520,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, accrued liabilities current		1,663,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, contract with customer liabilities, current		299,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, defined benefit plan, noncurrent		502,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		3,614,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, noncontrolling interest		6,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		14,388,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		2,956,000,000
Goodwill, Acquired During Period											20,537,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		23,493,000,000
Fair value adjustment, inventory		282,000,000
Fair value adjustment, fixed assets		244,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		11,190,000,000
Contractual Obligation		1,020,000,000.00
Contractual Obligation, Consumed in Current Year											129,000,000
Contractual Obligation, Due in Next Fiscal Year			104,000,000								104,000,000
Contractual Obligation, Due in Second Year			104,000,000								104,000,000
Contractual Obligation, Due in Third Year			112,000,000								112,000,000
Contractual Obligation, Due in Fourth Year			96,000,000								96,000,000
Contractual Obligation, Due in Fifth Year			$ 101,000,000								101,000,000
Operating profit												11,000,000
Revenues											$ 778,000,000
Business Acquisition, Pro Forma Revenue												42,336,000,000	37,909,000,000
Business Acquisition, Pro Forma Net Income (Loss)												$ 2,011,000,000	$ 1,423,000,000
Business Acquisition, Pro Forma Earnings Per Share, Basic												$ 2.26	$ 1.66
Business Acquisition, Pro Forma Earnings Per Share, Diluted												$ 2.24	$ 1.65
Pro Forma Nonrecurring Adjustment, Amortization of inventory and fixed asset fair value adjustment												$ 58,000,000	$ (192,000,000)
Pro Forma Nonrecurring Adjustment, Amortization of acquired Rockwell Collins intangible assets, net												(193,000,000)	(202,000,000)
Pro Forma Nonrecurring Adjustment, Utilization of contractual customer obligation												16,000,000	116,000,000
Pro Forma Nonrecurring Adjustment, UTC/Rockwell fees for advisory, legal, accounting services												212,000,000	(212,000,000)
Pro Forma Nonrecurring Adjustment, Interest expense incurred on acquisition financing, net												(199,000,000)	(234,000,000)
Pro Forma Nonrecurring Adjustment, Elimination of capitalized pre-production engineering amortization												63,000,000	42,000,000
Pro Forma Nonrecurring Adjustment, Adjustment to net periodic pension cost												42,000,000	34,000,000
Pro Forma Nonrecurring Adjustment, Adjustment to reflect the adoption of ASC 606												106,000,000	0
Pro Forma Nonrecurring Adjustment, Elimination of entities held for sale												(47,000,000)	(35,000,000)
Pro Forma Nonrecurring Adjustment, to include the results and related adjustments for B/E Aerospace												0	(51,000,000)
Pro Forma Nonrecurring Adjustments, Net												$ 58,000,000	$ (734,000,000)
Rockwell Collins [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 8,720,000,000
Rockwell Collins [Member] | Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		23 years
Rockwell Collins [Member] | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Rockwell Collins [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 600,000,000
Finite-Lived Intangible Asset, Useful Life		15 years
Raytheon Company [Member]
Business Acquisition [Line Items]
Agreed Upon Number Shares of Common Stock of UTC which each share of Raytheon Common Stock will be Converted Into			2.3348								2.3348